Stock-Based Compensation - Schedule of Estimates Grant-Date Fair Value of Option Awards Using Black-Scholes Option Pricing Model with Assumptions (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected term (in years)	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days
Expected volatility				45.60%
Expected volatility, minimum	42.40%	40.80%	40.80%
Expected volatility, maximum	42.90%	45.90%	41.90%
Risk-free interest rate, minimum	2.40%	1.90%	2.50%	1.90%
Risk-free interest rate, maximum	2.60%	2.90%	3.10%	2.20%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%